Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO 1	PEO 1	PEO 2	PEO 2			Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO Scangos, George (former CEO)	Compensation Actually Paid to PEO Scangos, George (former CEO)	Summary Compensation Table Total for PEO De Backer, Marianne	Compensation Actually Paid to PEO De Backer, Marianne	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	VIR Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($ in thousands)
2025	$—	$—	$7,834,045	$3,104,984	$2,004,699	$1,293,024	$22.52	$124.75	$(437,987)
2024	$—	$—	$9,255,903	$3,992,869	$1,896,056	$1,083,873	$27.41	$93.49	$(521,960)
2023	$338,200	$(4,717,018)	$39,491,495	$18,206,997	$3,530,255	$203,774	$37.57	$94.03	$(615,117)
2022	$7,479,898	$3,498,740	$—	$—	$4,044,309	$1,084,615	$94.51	$89.90	$515,837
2021	$20,682,838	$15,032,868	$—	$—	$5,685,910	$6,198,242	$156.35	$100.02	$528,584

Named Executive Officers, Footnote	Dr. Scangos is our PEO 1 (2021-2023) and Dr. De Backer is our PEO 2 (2023-2025). Our Other NEOs were Jeffrey Calcagno, M.D. (2023), Vanina de Verneuil, J.D. (2024 and 2025), Mark Eisner, M.D., M.P.H (2024 and 2025), Johanna Friedl-Naderer (2022 and 2023), Ann (Aine) Hanly (2021-2024), Howard Horn (2021-2023), Sung Lee (2023 and 2024), Jason O’Byrne, MBA (2024 and 2025), Phillip Pang, M.D., PhD. (2021-2023), Steven Rice (2023), and Herbert (Skip) Virgin, M.D., Ph.D. (2021 and 2022).
PEO Total Compensation Amount	$ 7,834,045
PEO Actually Paid Compensation Amount	$ 3,104,984
Adjustment To PEO Compensation, Footnote	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during 2025, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Adjustments
Prior FYE Current FYE Fiscal Year	PEO 2 12/31/2024 12/31/2025 2025	Other NEOs* 12/31/2024 12/31/2025 2025
SCT Total	$7,834,045	$2,004,699
– Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,804,160)	(927,053)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,196,830	510,605
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,687,805)	(214,476)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(433,926)	(80,751)
– Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$3,104,984	$1,293,024
*Amounts presented are averages for the entire group of Other NEOs. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Non-PEO NEO Average Total Compensation Amount	$ 2,004,699	$ 1,896,056	$ 3,530,255	$ 4,044,309	$ 5,685,910
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,293,024	1,083,873	203,774	1,084,615	6,198,242
Adjustment to Non-PEO NEO Compensation Footnote	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during 2025, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Adjustments
Prior FYE Current FYE Fiscal Year	PEO 2 12/31/2024 12/31/2025 2025	Other NEOs* 12/31/2024 12/31/2025 2025
SCT Total	$7,834,045	$2,004,699
– Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,804,160)	(927,053)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,196,830	510,605
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,687,805)	(214,476)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(433,926)	(80,751)
– Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$3,104,984	$1,293,024
*Amounts presented are averages for the entire group of Other NEOs. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Compensation Actually Paid vs. Total Shareholder Return
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEOs and Other NEOs as compared to our cumulative total shareholder return (TSR), Peer Group TSR and net income, as well as the relationship between TSR and Peer Group TSR:
Compensation Actually Paid versus TSR and Peer Group TSR(1)
(1) The peer group is Nasdaq Biotechnology Index.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Total Shareholder Return Vs Peer Group
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEOs and Other NEOs as compared to our cumulative total shareholder return (TSR), Peer Group TSR and net income, as well as the relationship between TSR and Peer Group TSR:
Compensation Actually Paid versus TSR and Peer Group TSR(1)
(1) The peer group is Nasdaq Biotechnology Index.

Total Shareholder Return Amount	$ 22.52	27.41	37.57	94.51	156.35
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.90	100.02
Net Income (Loss)	(437,987,000)	(521,960,000)	(615,117,000)	515,837,000	528,584,000
Dr. De Backer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	7,834,045	9,255,903	39,491,495
PEO Actually Paid Compensation Amount	$ 3,104,984	$ 3,992,869	$ 18,206,997
PEO Name	Dr. De Backer	Dr. De Backer	Dr. De Backer
Dr. Scangos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 338,200	7,479,898	20,682,838
PEO Actually Paid Compensation Amount			$ (4,717,018)	$ 3,498,740	$ 15,032,868
PEO Name			Dr. Scangos	Dr. Scangos	Dr. Scangos
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,804,160)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,196,830
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,687,805)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(433,926)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(927,053)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510,605
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(214,476)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,751)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0